Financial Risk Management - Fair Values of Financial Assets and Liabilities, Together with Carrying Amounts Shown in Consolidated Statement of Financial Position (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [Line Items]
Cash and cash equivalents	₩ 4,218,099	₩ 3,336,003		₩ 2,365,022	₩ 2,602,560
Deposits in banks	78,663	78,768
Trade accounts and notes receivable	3,517,512	3,154,080
Non-trade receivables	140,616	463,614
Accrued income	3,864	10,434
Deposits	30,947	31,036
Short-term loans	28,491	21,623
Long-term loans	13,899	40,827
Long-term non-trade receivable	0	9,072
Derivatives	153,487	20,592
Borrowings	11,296,898	10,329,671
Bonds	1,910,241	2,292,833
Trade accounts and notes payable	3,779,290	2,618,261
Other accounts payable	2,781,941	4,397,121
Long-term other accounts payable	30	1,069
Security deposits	12,539	11,000
Lease liabilities	83,431	88,512	₩ 115,119	₩ 115,119
Finance lease receivables	22,262	27,794
Unsecured Convertible Bonds Fair Value Disclosure	861,675	858,385
Fair values [member]
Disclosure of detailed information about financial instruments [Line Items]
Derivatives	167,625	20,592
Borrowings	11,328,418	10,394,498
Bonds	1,923,517	2,345,867
Unsecured Convertible Bonds Fair Value Disclosure	861,675	858,385
Equity instrument [member]
Disclosure of detailed information about financial instruments [Line Items]
Financial assets at fair value through profit or loss	13,223	9,879
Equity instrument [member] | Fair values [member]
Disclosure of detailed information about financial instruments [Line Items]
Financial assets at fair value through profit or loss	13,223	9,879
Convertible securities [member]
Disclosure of detailed information about financial instruments [Line Items]
Financial assets at fair value through profit or loss	2,377	1,544
Convertible securities [member] | Fair values [member]
Disclosure of detailed information about financial instruments [Line Items]
Financial assets at fair value through profit or loss	2,377	1,544
Derivatives [member]
Disclosure of detailed information about financial instruments [Line Items]
Financial assets at fair value through profit or loss	9,363	49,676
Derivatives [member] | Fair values [member]
Disclosure of detailed information about financial instruments [Line Items]
Financial assets at fair value through profit or loss	9,363	49,676
Debt instrument [member]
Disclosure of detailed information about financial instruments [Line Items]
Financial assets at fair value through other comprehensive income	72	76
Debt instrument [member] | Fair values [member]
Disclosure of detailed information about financial instruments [Line Items]
Financial assets at fair value through other comprehensive income	₩ 72	₩ 76